Document And Entity Information	Aug. 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	BROWN & BROWN, INC.
Entity Central Index Key	0000079282
Entity Emerging Growth Company	false
Entity File Number	001-13619
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0864469
Entity Address, Address Line One	300 North Beach Street
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	(386)
Local Phone Number	252-9601
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BRO
Security Exchange Name	NYSE
Amendment Description	On August 5, 2025, Brown & Brown, Inc., a Florida corporation (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on August 1, 2025, the Company completed its previously announced acquisition of RSC Topco, Inc., a Delaware corporation (“RSC”), pursuant to that certain Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 10, 2025, by and among RSC, the Company, Encore Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Kelso RSC (Investor), L.P., a Delaware limited partnership, solely in its capacity as the equityholder representative (the “Transaction”). This amendment to the Original 8-K (“Amendment No. 1”) is being filed for the purpose of satisfying the Company’s undertaking to file the financial statements required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information therein to reflect events that have occurred since the date of the Original 8-K.